UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  600 Steamboat Road
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo            Greenwich, CT             August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $2,143,991
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                        Name
28-10725                                    SCP Overseas Fund, Ltd.
28-11269                                    SCP Domestic Fund, LP
28-11268                                    SCP Equity Fund Domestic, LP
28-11267                                    SCP Equity Fund Overseas, Ltd.

FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                  TITLE                        VALUE    SHRS OR   SH/ PUT/   INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETN  MGRS   SOLE      SHARED  NONE
--------------                    --------        -----       --------  -------   --- ----   --------  ----   ----      ------  ----
ALCON INC                            COM SHS      H01301102    91,713     838,710  SH        SOLE      NONE     838,710
APOLLO GROUP INC                       CL A       037604105   104,504   1,336,029  SH        SOLE             1,336,029
BUILD A BEAR WORKSHOP                  COM        120076104    13,472     574,515  SH        SOLE               574,515
CARNIVAL CORP                       PAIRED CTF    143658300    39,683     727,460  SH        SOLE               727,460
CHESAPEAKE ENERGY CORP                 COM        165167107    70,393   3,087,400  SH        SOLE             3,087,400
CAPITAL ONE FINL CORP                  COM        14040H105    81,722   1,021,400  SH        SOLE             1,021,400
DOLLAR TREE STORES INC                 COM        256747106    25,411   1,058,777  SH        SOLE             1,058,777
AMDOCS LTD                             ORD        G02602103    63,513   2,403,050  SH        SOLE             2,403,050
FISHER SCIENTIFIC INTL INC           COM NEW      338032204    13,012     200,500  SH        SOLE               200,500
GOOGLE INC                             CL A       38259P508    33,112     112,570  SH        SOLE               112,570
KERYX BIOPHARMACEUTICALS INC           COM        492515101    19,853   1,503,994  SH        SOLE             1,503,994
PHELPS DODGE CORP                      COM        717265102    25,993     281,000  SH        SOLE               281,000
RELIANT ENERGY INC                     COM        75952B105    74,319   6,003,110  SH        SOLE             6,003,110
SCIENTIFIC GAMES CORP                  CL A       80874P109    55,111   2,046,447  SH        SOLE             2,046,447
TERRA INDS INC                         COM        880915103     9,500   1,395,000  SH        SOLE             1,395,000
TIME WARNER INC                        COM        887317105    25,321   1,515,300  SH        SOLE             1,515,300
VASOGEN INC                            COM        92232F103     2,860     582,500  SH        SOLE               582,500
APPLE COMPUTER INC                     COM        037833100    98,258   2,669,342  SH        SOLE             2,669,342
AMERICAN TOWER CORP                    CL A       029912201    77,024   3,664,300  SH        SOLE             3,664,300
AMERICA MOVIL S A DE C V          SPON ADR L SHS  02364W105    44,946     754,000  SH        SOLE               754,000
CAREER EDUCATION CORP                  COM        141665109    69,895   1,909,173  SH        SOLE             1,909,173
CONSOL ENERGY INC                      COM        20854P109    92,067   1,718,300  SH        SOLE             1,718,300
DICKS SPORTING GOODS INC               COM        253393102    59,886   1,551,840  SH        SOLE             1,551,840
FREEPORT-MCMORAN COPPER & GO           CL B       35671D857    27,726     740,550  SH        SOLE               740,550
SPRINT CORP                          COM FON      852061100    67,939   2,707,800  SH        SOLE             2,707,800
HOME DEPOT INC                         COM        437076102    74,844   1,924,000  SH        SOLE             1,924,000
NII HLDGS INC                        CL B NEW     62913F201    92,732   1,450,301  SH        SOLE             1,450,301
NTL INC DEL                            COM        62940M104    94,182   1,376,526  SH        SOLE             1,376,526
NEWS CORP                              CL A       65248E104    91,790   5,673,060  SH        SOLE             5,673,060
NEXTEL COMMUNICATIONS INC              CL A       65332V103    61,831   1,913,690  SH        SOLE             1,913,690
PETCO ANIMAL SUPPLIES                COM NEW      716016209       410      14,000  SH        SOLE                14,000
QUALCOMM INC                           COM        747525103    88,319   2,675,510  SH        SOLE             2,675,510
RESEARCH IN MOTION LTD                 COM        760975102    39,404     534,007  SH        SOLE               534,007
TELEWEST GLOBAL INC                    COM        87956T107    93,938   4,123,684  SH        SOLE             4,123,684
UNISOURCE ENERGY CORP                  COM        909205106    71,755   2,333,510  SH        SOLE             2,333,510
VENTANA MED SYS INC                    COM        92276H106    30,435     756,518  SH        SOLE               756,518
VALEANT PHARMACEUTICALS INTL           COM        91911X104    23,975   1,359,900  SH        SOLE             1,359,900
WCI CMNTYS INC                         COM        92923C104    23,305     727,600  SH        SOLE               727,600
WAL MART STORES INC                    COM        931142103    53,020   1,100,000  SH        SOLE             1,100,000
SHUFFLE MASTER INC                     COM        825549108     5,606     200,000  SH  PUT   SOLE               200,000
SHUFFLE MASTER INC                     COM        825549108    11,212     400,000  SH  PUT   SOLE               400,000
                                                            2,143,991


03971.0001 #593938